UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
____     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
_________________ to ________________
Date of Report (Date of earliest event reported)    ______________________
Commission File Number of securitizer:         ____________________
Central Index Key Number of securitizer:         ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

_X_     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _____0001670833____________

_______________Hertz Fleet Lease Funding LP_______________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):     __0001595254__
Central Index Key Number of underwriter (if applicable):     ___N/A______

_________________Eric Hiller, (847) 919-7426_____________
Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants' Report on Applying Agreed-Upon Procedures dated April 4, 2017, of Deloitte & Touche LLP, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP pertaining to a portfolio of vehicle leases in connection with the proposed offering of Hertz Fleet Lease Funding LP’s Series 2017-1 Asset Backed Notes.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DNRS II LLC (Depositor)

Date: April 10, 2017	By:	/s/ Eric Hiller
	Name:	Eric Hiller
	Title:	Senior Vice President and Chief Financial Officer

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Independent Accountants' Report on Applying Agreed-Upon Procedures, dated April 4, 2017, of Deloitte & Touche LLP.